Contract assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue recognized	$ 71,023,301	$ 44,587,741
Less: progress billings	(31,857,462)	(18,497,351)
Contract assets	39,165,839	26,090,390
Contract assets, current	34,280,084	16,821,489
Contract assets, non-current	$ 4,885,755	$ 9,268,901